Cash Generated from Operations (Proceeds from Sale of Property, Plant and Equipment) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash generated from operations [abstract]
Net book amount	¥ 16,424	¥ 37,133	¥ 26,268
Loss on disposal of property, plant and equipment-net	(13,017)	(42,031)	(9,393)
Government grant relating to disposal of property, plant and equipment	0	15,000	0
Increase in other payables	0	1,787	0
Subtotal of adjustments for disposal of property, plant and equipment	(13,017)	(25,244)	(9,393)
Net proceeds from disposal of property, plant and equipment	¥ 3,407	¥ 11,889	¥ 16,875